Debt (Outstanding Consolidated Mortgage Notes Payable) (Details) (USD $)	12 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2011 Exchangeable Senior Notes Due 2026 [Member]	Dec. 31, 2011 Mortgages [Member]	Dec. 31, 2010 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member] Ardentech Court [Member]		Dec. 31, 2010 Mortgages [Member] Ardentech Court [Member]		Dec. 31, 2011 Mortgages [Member] Center for Life Science Boston [Member]	Dec. 31, 2010 Mortgages [Member] Center for Life Science Boston [Member]	Dec. 31, 2011 Mortgages [Member] 500 Kendall Street (Kendall D) [Member]	Dec. 31, 2010 Mortgages [Member] 500 Kendall Street (Kendall D) [Member]	Dec. 31, 2011 Mortgages [Member] 6828 Nancy Ridge Drive [Member]	Dec. 31, 2010 Mortgages [Member] 6828 Nancy Ridge Drive [Member]	Dec. 31, 2011 Mortgages [Member] Road to the Cure [Member]		Dec. 31, 2010 Mortgages [Member] Road to the Cure [Member]		Dec. 31, 2011 Mortgages [Member] 10255 Science Center Drive [Member]		Dec. 31, 2010 Mortgages [Member] 10255 Science Center Drive [Member]		Dec. 31, 2011 Mortgages [Member] Shady Grove Road [Member]	Dec. 31, 2010 Mortgages [Member] Shady Grove Road [Member]	Dec. 31, 2011 Mortgages [Member] Sidney Street [Member]	Dec. 31, 2010 Mortgages [Member] Sidney Street [Member]	Dec. 31, 2011 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2011 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2010 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2011 Mortgages [Member] 9865 Towne Centre Drive [Member]	Dec. 31, 2010 Mortgages [Member] 9865 Towne Centre Drive [Member]	Dec. 31, 2011 Mortgages [Member] 900 Uniqema Boulevard [Member]	Dec. 31, 2010 Mortgages [Member] 900 Uniqema Boulevard [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2026 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2011 Unsecured Debt [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Dec. 31, 2011 Unsecured Debt [Member] Unsecured Senior Notes Due 2016 [Member]		Dec. 31, 2011 Unsecured Debt [Member] Unsecured Senior Notes Due 2020 [Member]		Dec. 31, 2010 Unsecured Debt [Member] Unsecured Senior Notes Due 2020 [Member]		Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2010 Line of Credit [Member]
Stated fixed interest rate			3.75%	3.85%	6.125%				7.25%	[1]			7.75%		6.38%		7.15%		6.70%	[1]			7.65%	[1]			5.97%		7.23%		7.42%	[1]	7.42%	[1]			7.95%		8.61%							3.75%				3.85%		6.13%				1.83%
Effective interest rate									5.06%	[1]			7.75%		5.45%		5.38%		5.78%	[1]			5.04%	[1]			5.97%		5.11%		2.72%	[1]	2.72%	[1]			7.95%		5.61%							3.75%				3.99%		6.27%				1.83%
Principal balance							$ 584,578,000	$ 652,317,000			$ 4,237,000	[1]	$ 342,149,000	$ 345,577,000	$ 62,261,000	$ 64,230,000	$ 6,373,000	$ 6,488,000			$ 14,696,000	[1]			$ 10,800,000	[1]	$ 146,581,000	$ 147,000,000	$ 26,400,000	$ 27,395,000					$ 13,247,000	[1]		$ 17,636,000	$ 814,000	$ 1,011,000				$ 19,800,000						$ 400,000,000		$ 250,000,000		$ 250,000,000
Unamortized premiums							3,266,000	5,605,000
Mortgage notes payable, net							587,844,000	657,922,000
Unamortized discount																																												278,000						2,190,000	[2]	2,229,000	[3]	2,429,000	[3]
Convertible debt			180,000,000																																						180,000,000	199,522,000		19,522,000	[4]	180,000,000	180,000,000
Unsecured senior notes, net																																																645,581,000	247,571,000	397,810,000		247,771,000		247,571,000
Unsecured line of credit																																																								268,000,000 [5]	392,450,000	[5]
Total consolidated debt	1,681,425,000	1,497,465,000
Maturity date									Jul. 01, 2012	[1]			Jun. 30, 2014		Dec. 01, 2018		Sep. 01, 2012		Jan. 31, 2014	[1]			Jul. 01, 2011	[1]			Sep. 01, 2016		Jun. 01, 2012				Nov. 10, 2011	[1]			Jun. 30, 2013 [1]		May 01, 2015				Oct. 01, 2026			Jan. 15, 2030				Apr. 15, 2016		Apr. 15, 2020				Jul. 13, 2015
Repayments Of Mortgage Notes Payable	60,200,000
Subsequent Event, Date						Oct. 03, 2011
Subsequent Event, Amount
Date of first required payment				2011-10-15	2010-10-15
LOC remaining borrowing capacity																																																								481,100,000
LOC outstanding letters of credit																																																								910,000
Investment In Real Estate Property Mortgaged	1,000,000,000	1,200,000,000
Center for Life Science Boston Mortgage Loan	350,000,000
LOC issuance date				2011-03-30	2010-04-29																																																			2011-07-14
LOC current borrowing capacity																																																								$ 750,000,000

[1]	During the year ended December 31, 2011, the Operating Partnership voluntarily prepaid in full the outstanding mortgage notes totaling approximately $60.2 million pertaining to the Ardentech Court, Road to the Cure, 10255 Science Center Drive, Sorrento West and 9865 Towne Centre Drive properties, prior to their respective maturity dates.
[2]	The unamortized debt discount will be amortized through April 15, 2016, the maturity date of the Notes due 2016.
[3]	The unamortized debt discount will be amortized through April 15, 2020, the maturity date of the Notes due 2020.
[4]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").
[5]	At December 31, 2011, the Operating Partnership had additional borrowing capacity under the unsecured line of credit of up to approximately $481.1 million (net of outstanding letters of credit issued by the Operating Partnership and drawable on the unsecured line of credit of approximately $910,000).